Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A Previously Reported	Ordinary Shares Class A Cumulative Effect Adjustment Upon Adoption of ASC 326	Ordinary Shares Class A	Ordinary Shares Class B Previously Reported	Ordinary Shares Class B Cumulative Effect Adjustment Upon Adoption of ASC 326	Ordinary Shares Class B	Shares Subscription Receivables Previously Reported	[1]	Shares Subscription Receivables Cumulative Effect Adjustment Upon Adoption of ASC 326	Shares Subscription Receivables		Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Cumulative Effect Adjustment Upon Adoption of ASC 326	Additional Paid-in Capital	Retained Earnings Statutory Previously Reported	Retained Earnings Statutory Cumulative Effect Adjustment Upon Adoption of ASC 326	Retained Earnings Statutory	Retained Earnings Unrestricted Previously Reported	Retained Earnings Unrestricted Cumulative Effect Adjustment Upon Adoption of ASC 326	Retained Earnings Unrestricted	Accumulated Other Comprehensive Income (Loss) Previously Reported	Accumulated Other Comprehensive Income (Loss) Cumulative Effect Adjustment Upon Adoption of ASC 326	Accumulated Other Comprehensive Income (Loss)	Previously Reported	Cumulative Effect Adjustment Upon Adoption of ASC 326	Total
BALANCE at Dec. 31, 2021				$ 720			$ 480				$ (1,200)	[1]			$ 2,957,300			$ 475,809			$ 5,182,713			$ 278,220			$ 8,894,042
BALANCE (in Shares) at Dec. 31, 2021	[1]			7,200,000			4,800,000
Net income																					4,286,999						4,286,999
Foreign currency translation adjustment																								(795,275)			(795,275)
Appropriation to statutory reserves																		419,873			(419,873)
BALANCE at Dec. 31, 2022		$ 720		$ 720	$ 480		$ 480	$ (1,200)			(1,200)	[1]	$ 2,957,300		2,957,300	$ 895,682		895,682	$ 9,049,839	$ (285,061)	8,764,778	$ (517,055)		(517,055)	$ 12,385,766	$ (285,061)	12,100,705
BALANCE (in Shares) at Dec. 31, 2022	[1]	7,200,000		7,200,000	4,800,000		4,800,000
Net income																					3,969,498						3,969,498
Foreign currency translation adjustment																								(372,229)			(372,229)
BALANCE at Dec. 31, 2023				$ 720			$ 480				(1,200)	[1]			2,957,300			895,682			12,734,276			(889,284)			15,697,974
BALANCE (in Shares) at Dec. 31, 2023	[1]			7,200,000			4,800,000
Net income																					3,173,703						3,173,703
Foreign currency translation adjustment																								(499,136)			(499,136)
BALANCE at Dec. 31, 2024				$ 720			$ 480				$ (1,200)	[1]			$ 2,957,300			$ 895,682			$ 15,907,979			$ (1,388,420)			$ 18,372,541
BALANCE (in Shares) at Dec. 31, 2024	[1]			7,200,000			4,800,000

[1]	Giving retroactive effect to the issuance of shares at nominal consideration effected on January 19, 2023 (Note 13).